Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Notes Payable
Note Payable

6. Notes Payable

On June 18, 2021, the Company entered into a promissory note with an investor of the Company. Under the terms of the promissory note, the Company borrowed $270,000 at7% at annual, simple interest and was obligated to pay monthly interest starting July 15, 2021 with the principal balance paid on June 15, 2022. In June 2022, the parties ratified an extension of the maturity date of the note to June 15, 2023. The balance of the promissory note as of June 30, 2022 was $270,000 and interest payable related to the promissory note as of June 30, 2022 was $9,450. For the three and six months ended June 30, 2022, the Company incurred interest expense from the promissory note of $4,725 and $9,450, respectively. There was no such note during the three and six months ending June 30, 2021.

On November 18, 2021, the Company entered in another promissory note with the same investor. Under the terms of the promissory note, the Company borrowed $60,000 at 7% at annual, simple interest and was obligated to pay monthly interest starting December 15, 2021 with the principal balance paid on November 18, 2022. The balance of the promissory note as of June 30, 2022 was $60,000 and interest payable related to the promissory note as of June 30, 2022 was $2,100. For the three and six months ended June 30, 2022, the Company incurred interest expense from the promissory note of $1,050 and $2,100, respectively. There was no such note during the three and six months ending June 30, 2021.

On February 24, 2022, the Company entered in another promissory note with a different investor and Board of Director of the Company. Under the terms of the promissory note, the Company borrowed $42,000 at 7% at annual, simple interest and was obligated to pay monthly interest starting February 24, 2022 with the principal balance paid on March 15, 2023. The balance of the promissory note as of June 30, 2022 was $42,000 and interest payable related to the promissory note as of June 30, 2022 was $490. For the three and six months ended June 30, 2022, the Company incurred interest expense from the promissory note of $735 and $980, respectively. There was no such note during the three and six months ending June 30, 2021.

On March 31, 2022, the Company entered in another promissory note with the same investor. Under the terms of the promissory note, the Company borrowed $6,000 at 7% at annual, simple interest and was obligated to pay monthly interest starting August 30, 2022 with the principal balance paid on July 30, 2023. The balance of the promissory note as of June 30, 2022 was $6,000 and interest payable related to the promissory note as of June 30, 2022 was $-0-. For the three and six months ended June 30, 2022, the Company incurred interest expense from the promissory note of $-0-. There was no such note during the three and six months ending June 30, 2021.

6. Note Payable

On June 18, 2021, the Company entered into a promissory note with an investor of the Company. Under the terms of the promissory note, the Company borrowed $270,000 at 7% at annual, simple interest and was obligated to pay monthly interest starting July 15, 2021 with the principal balance paid on June 15, 2022. The balance of the promissory note as of December 31, 2021 was $270,000 and interest paid related to the promissory note as of December 31, 2021 was $9,400. For the year ended December 31, 2021, the Company incurred interest expense from the promissory note of $9,400.

On November 18, 2021, the Company entered into another promissory note with the same investor. Under the terms of the promissory note, the Company borrowed $60,000 at 7% at annual, simple interest and was obligated to pay monthly interest starting December 15, 2021 with the principal balance paid on November 18, 2022. The balance of the promissory note as of December 31, 2021 was $60,000 and interest paid related to the promissory note as of December 31, 2021 was $350. For the year ended December 31, 2021, the Company incurred interest expense from the promissory note of $350.